Summary of Significant Accounting Policies - Schedule of disaggregated Revenue (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disaggregation of net revenues [Line Items]
Net revenues	¥ 5,389,208	$ 759,054	¥ 5,013,182	¥ 4,015,794
Learning services [Member]
Disaggregation of net revenues [Line Items]
Net revenues	3,148,114	443,403	3,084,375	2,441,421
Tutoring services [Member]
Disaggregation of net revenues [Line Items]
Net revenues	2,914,064		2,886,126	2,271,036
Fee-based premium services [Member]
Disaggregation of net revenues [Line Items]
Net revenues	234,050		198,249	170,385
Smart devices [Member]
Disaggregation of net revenues [Line Items]
Net revenues	909,192	128,057	1,256,446	980,424
Online marketing services [Member]
Disaggregation of net revenues [Line Items]
Net revenues	¥ 1,331,902	$ 187,594	¥ 672,361	¥ 593,949